Goodwill and other intangible assets - Summary of Carrying Amount of Other Intangible Assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	$ 4,687
Amortization charge for the year	1,197	$ 1,077
Impairment losses	110	6
Balance at end of period	4,674	4,687
Internally generated software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	1,483
Balance at end of period	1,685	1,483
Other software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	356
Balance at end of period	327	356
Core deposit intangibles [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	1,096
Balance at end of period	940	1,096
Customer list and relationships [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	606
Balance at end of period	482	606
In process software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	1,146
Balance at end of period	1,240	1,146
Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	12,230	10,935
Additions	1,275	1,230
Acquisitions through business combinations	22	16
Dispositions	(1)	(4)
Impairment losses	(142)	(8)
Currency translations	7	65
Other changes	(186)	(4)
Balance at end of period	13,205	12,230
Gross carrying amount [member] | Internally generated software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	5,984	5,143
Additions	42	40
Transfers	1,009	798
Dispositions		(1)
Impairment losses	(94)	(1)
Currency translations		16
Other changes		(11)
Balance at end of period	6,941	5,984
Gross carrying amount [member] | Other software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	1,582	1,432
Additions	49	79
Acquisitions through business combinations	16
Transfers	42	51
Dispositions	(1)	(1)
Impairment losses	(6)
Currency translations	1	11
Other changes	1	10
Balance at end of period	1,684	1,582
Gross carrying amount [member] | Core deposit intangibles [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	1,750	1,715
Currency translations	1	35
Other changes	(184)
Balance at end of period	1,567	1,750
Gross carrying amount [member] | Customer list and relationships [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	1,768	1,753
Acquisitions through business combinations	6	16
Currency translations	7	(1)
Other changes	(8)
Balance at end of period	1,773	1,768
Gross carrying amount [member] | In process software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	1,146	892
Additions	1,184	1,111
Transfers	(1,051)	(849)
Dispositions		(2)
Impairment losses	(42)	(7)
Currency translations	(2)	4
Other changes	5	(3)
Balance at end of period	1,240	1,146
Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	(7,543)	(6,428)
Amortization charge for the year	(1,197)	(1,077)
Dispositions		2
Impairment losses	32
Currency translations	(7)	(29)
Other changes	184	(11)
Balance at end of period	(8,531)	(7,543)
Accumulated amortization [member] | Internally generated software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	(4,501)	(3,825)
Amortization charge for the year	(793)	(669)
Dispositions		1
Impairment losses	30
Currency translations	(1)	(11)
Other changes	9	3
Balance at end of period	(5,256)	(4,501)
Accumulated amortization [member] | Other software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	(1,226)	(1,094)
Amortization charge for the year	(121)	(112)
Dispositions		1
Impairment losses	2
Currency translations	(1)	(7)
Other changes	(11)	(14)
Balance at end of period	(1,357)	(1,226)
Accumulated amortization [member] | Core deposit intangibles [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	(654)	(487)
Amortization charge for the year	(159)	(153)
Currency translations	1	(14)
Other changes	185
Balance at end of period	(627)	(654)
Accumulated amortization [member] | Customer list and relationships [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	(1,162)	(1,022)
Amortization charge for the year	(124)	(143)
Currency translations	(6)	3
Other changes	1
Balance at end of period	$ (1,291)	$ (1,162)